Loans to Group Companies - Summary of Loans to Group Companies (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Loans to Subsidiaries Joint Ventures and Associates [Line items]
Beginning balance	€ 2,690	€ 4,123
Additions / (repayments)	(333)	(990)
Other changes	131	(443)
Ending balance	2,487	2,690
Current	60	439
Non-current	€ 2,427	€ 2,251